Loss per share	12 Months Ended
Dec. 31, 2024
Loss per share
Loss per share

Note 17 – Loss per share

A.Basic loss per share

The calculation of basic loss per share as of December 31, 2024 was based on the loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2022	2023	2024
Weighted average number of ordinary shares (thousands of shares)	257,794	248,019	218,311
Loss attributable to the owners of the Company (thousands USD)	227,423	54,550	95,894

Weighted average number of ordinary shares:

	Year ended December 31
	2022	2023	2024
	Thousands	Thousands	Thousands
	of shares	of shares	of shares
	of NIS 5.0	of NIS 5.0	of NIS 5.0
	par value	par value	par value
Balance as of January 1	257,376	258,564	235,597
Effect of share options exercised	418	687	595
Effect of warrants exercised	—	2,307	2
Effect of shares issued during the year	—	1,893	3,063
Repurchase of treasury shares	—	(15,432)	(20,946)
Weighted average number of ordinary shares used to calculate basic loss per share as of December 31	257,794	248,019	218,311

B.Diluted loss per share

The calculation of diluted loss per share as of December 31, 2024 was based on loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Loss attributable to owners of the company (diluted)

	Year ended December 31
	2022	2023	2024
Loss used to calculate basic loss per share	227,423	54,550	95,894
Changes in fair value of warrants classified as liabilities	227	7	56
Loss attributable to ordinary shareholders	227,650	54,557	95,950

Weighted average number of ordinary shares (diluted)

	Year ended December 31
	2022	2023	2024
	Thousands	Thousands	Thousands
	of shares	of shares	of shares
	of NIS 5.0	of NIS 5.0	of NIS 5.0
	par value	par value	par value
Weighted average number of ordinary shares used to calculate loss per share	257,794	248,019	218,311
Effect of warrants issued	96	96	64
Weighted average number of ordinary shares used to calculate diluted loss per share as of December 31	257,890	248,115	218,375

As of December 31, 2024, 48,708,661 options, warrants and RSUs (in 2023: 53,651,683 and 2022: 63,478,648) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.